Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2025
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan

13. Employee Stock Ownership Plan

In August 2025, the Board of Directors of the Company approved the 2025 Equity Incentive Plan (the “Plan”). Under the Plan, the Company may issue up to 2,500,000 ordinary shares of the Company with no par value for its key management employees, directors, and consultants of the Company and its Affiliates.

As of September 30, 2025, no ordinary shares have been issued under the Plan. Subsequent to the year ended September 30, 2025, 2,500,000 ordinary shares under the Plan have been fully issued.